UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                    11111 Santa Monica Boulevard, Suite 1550
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                 [LOGO OMITTED]

                                    CAUSEWAY
                                  INTERNATIONAL
                                   VALUE FUND
                            (CLOSED TO NEW INVESTORS)




                                  ANNUAL REPORT
                               SEPTEMBER 30, 2005



--------------------------------------------------------------------------------
                         CAUSEWAY CAPITAL MANAGEMENT LLC
--------------------------------------------------------------------------------



                                [GRAPHIC OMITTED]

TABLE OF CONTENTS


Letter to Shareholders                              2

Schedule of Investments                             6

Sector Diversification                             11

Statement of Assets and Liabilities                12

Statement of Operations                            13

Statement of Changes in Net Assets                 14

Financial Highlights                               15

Notes to Financial Statements                      16

Report of Independent Registered
   Public Accounting Firm                          21

Notice to Shareholders                             22

Trustee and Officer Information                    23

Disclosure of Fund Expenses                        26

Statement Regarding Basis for
   Approval of Investment
   Advisory Agreement                              28





[GRAPHIC OMITTED]

LETTER TO SHAREHOLDERS


For the fiscal year ended September 30, 2005, the Causeway International Value Fund Institutional Class returned 19.98% and the Investor Class returned 19.74% compared to the MSCI EAFE(R) Index return of 26.32%. The majority of the Fund's relative underperformance occurred during the last two months of this period, specifically August and September. During this time, the Fund significantly underperformed the Index due to our underweighting in both the Japanese market and in cyclical stocks. Investors appeared to have an insatiable appetite for Japanese stocks following the reelection of Prime Minister Koizumi, signs of stronger economic activity, successful bank restructuring, merger and acquisition activity and corporate governance improvements. In addition, buying interest soared in cyclicals which were the perceived beneficiaries of the continued strong economic growth in China, namely metals and mining stocks. Our focus is identifying mispriced securities with a long-term perspective. Although markets have reacted favorably to a bout of momentum investing, investors invariably return to valuation and the ability of companies to generate earnings. The Fund is well positioned for such a reversion of interest in valuation and earnings. To add perspective to the performance picture, we note that the three-year cumulative return of each of the Fund's classes is over 100% through September 30, 2005. We caution investors to recognize the volatility inherent in equity markets and maintain a long-term investing frame of mind.

Long-term equity returns rarely move in a straight line. A comparison of the last four quarters illustrates this trend. At year-end 2004, ample liquidity boosted global equity returns with the last three months of calendar 2004 producing solid mid-teen returns. Further, the dollar declined precipitously versus other major currencies over these three months, amplifying international equity returns for dollar-based investors. At the onset of 2005, following the dramatic rise in energy prices, investors suddenly appeared concerned about the sustainability of strong global gross domestic product ("GDP") growth. As a result, international markets over the first six months of calendar 2005 were essentially flat. In a dramatic turn of events, investors' attention once again shifted 180 degrees, focusing on China's continued rapid pace of growth. During the July through September 2005 period, global equities posted strong double-digit returns. Many equity markets reached all-time highs in September, including Ireland and Australia, and at the very least, every developed market reached multi-year highs. The dollar regained some of the prior years' losses versus most major currencies. Since January, the dollar has appreciated versus the euro by 12.74%, versus the yen by 10.61% and versus the pound sterling by 8.52%. To put this in perspective, the translation impact of the rising dollar on the MSCI EAFE(R) Index returns from January 1, 2005 through September 30, 2005 was 20.9% in local currency versus 9.50% in dollar terms.

From an economic standpoint, US Federal Reserve Chairman Alan Greenspan has remained hawkish

--------------------------------------------------------------------------------
2
with the Fed raising rates at 11 consecutive meetings (rates have climbed nearly 3% since June 2004). China is targeting 9% annual GDP growth over the next five years. Europe is still producing anemic yet modestly improving economic growth. Japan may finally have a sustainable, albeit slow economic recovery underway. Meanwhile, emerging markets are booming, driven by investors' enthusiasm for China's growth and their willingness to assume more exposure to risk. Energy continued its meteoric rise with oil prices reaching $70 per barrel (West Texas Intermediate) after Hurricanes Katrina and Rita ripped through the gulf coast. Motivated by the need for a political concession, China's central bank switched from a dollar-pegged currency to a basket-weighted (essentially a "managed-peg") currency. As a result, the Chinese yuan appreciated by approximately 2.25% versus the US dollar.

The Fund's top five contributors to performance this fiscal year were construction and toll road concessions operator, Vinci (France), two energy giants, PetroChina (Hong Kong) and the Anglo/Dutch super-major Royal Dutch Shell, technology and consumer electronics leader, Samsung Electronics (South Korea), and British American Tobacco (UK). Detractors to performance in the period included two technology hardware & equipment stocks, precisions optics manufacturer, Konica Minolta Holdings (Japan) and electronics contractor, Celestica (Canada), the UK's largest do-it-yourself retailer, Kingfisher, commercial catering services company, Compass Group (UK), and telecommunication services provider, Portugal Telecom SGPS. Retailing and telecommunications have been two of the weakest industries globally over the past year, but our analysis based on free cash flow generation indicates numerous investment opportunities in these industries.

We expect China will experience a slowing of GDP growth in 2006 as it endures the inevitable business cycle. A deceleration would have a dramatic impact on the prices of many commodities. Although a hard landing in China is unlikely, it would have severe implications for the global economy, with Japan and other Asian countries especially vulnerable.

The markets rewarded cyclicality in the third quarter. However, we do not expect those rapid gains to be sustained. Reflecting the concerns associated with these risks, we have built a portfolio of companies generating strong free cash flows that have significant dividend-paying potential. Through our bottom-up process, we have identified utility-like, economically defensive, and consistent cash flow generating companies in industries such as telecommunication services, healthcare, transportation and consumer staples. In addition, the Fund contains several holdings reaping windfall profits in the energy sector.

We sold or trimmed several holdings after reaching our price targets, such as industrial gas producer, BOC Group (UK), financial services company, Lloyds TSB Group (UK), travel reservations systems provider, Amadeus Global Travel (Spain), tobacco company, Altadis (Spain), natural gas

--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                      3
utility, Enagas (Spain), telecommunication services company, China Netcom (Hong
Kong) and plumbing systems producer, Wolseley (UK). We have reinvested these and other cash proceeds into new purchases offering higher expected returns, such as two power utilities, Centrica (UK) and Suez (France), energy producers, BP (UK) and PetroChina (Hong Kong), sugar refiner, Tate & Lyle (UK), financial services company, HBOS (UK) and automobile manufacturer, Bayerische Motoren Werke (Germany). Our screens indicate a widening of valuation discrepancies in select industries and regions, adding a healthy dose of new purchase candidates to our research list.

We thank you for your continued confidence in the Causeway International Value Fund and look forward to serving you in the months and years ahead.



/s/Harry W. Hartford           /s/Sarah H. Ketterer           /s/James A. Doyle
Harry W. Hartford              Sarah H. Ketterer              James A. Doyle
Portfolio Manager              Portfolio Manager              Portfolio Manager



October 19, 2005




AS OF 9/30/05, AVERAGE ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS WERE 19.98% (ONE YEAR), 27.70% (THREE YEAR) AND 16.75% (SINCE INCEPTION), AND FOR THE INVESTOR CLASS WERE 19.74% (ONE YEAR), 27.39% (THREE YEAR) AND 16.46% (SINCE INCEPTION). INCEPTION WAS 10/26/01.

THE PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. INVESTMENT PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF SUCH FEE WAIVERS, TOTAL RETURN WOULD BE REDUCED. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE WHEN PAID. INVESTOR CLASS SHARES HAVE A SHAREHOLDER SERVICES FEE OF UP TO 0.25% PER ANNUM OF AVERAGE DAILY NET ASSETS, AND WILL HAVE LOWER PERFORMANCE THAN INSTITUTIONAL CLASS SHARES. INSTITUTIONAL CLASS SHARES HAVE NO SHAREHOLDER SERVICES FEE. FOR MORE INFORMATION, PLEASE SEE THE PROSPECTUS.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE REGARDING ANY STOCK. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. THE MSCI EAFE(R) INDEX IS AN UNMANAGED INDEX CONSISTING OF A MARKET-VALUE-WEIGHTED AVERAGE OF THE PERFORMANCE OF INTERNATIONAL SECURITIES LISTED ON EXCHANGES IN EUROPE, AUSTRALASIA AND THE FAR EAST. THE INDEX DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, FEES AND EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE FUND. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THERE ARE SPECIAL RISKS IN FOREIGN INVESTING (PLEASE SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS).


--------------------------------------------------------------------------------
4                        CAUSEWAY INTERNATIONAL VALUE FUND

Comparison of Change in the Value of a $10,000 Investment in the Causeway International Value Fund, Institutional Class shares versus the MSCI EAFE(R) Index

[LINE GRAPH OMITTED]

             Causeway International     Causeway International
             Value Fund,                Value Fund,                MSCI EAFE(R)
             Institutional Class        Investor Class             Index
10/31/01     $10,000                    $10,000                    $10,000
9/30/02        8,990                      8,966                      8,264
9/30/03       12,245                     12,173                     10,457
9/30/04       15,602                     15,479                     12,812
9/30/05       18,719                     18,534                     16,184



-----------------------------------------------------
                                Annualized Annualized
                      One Year      3 Year  Inception
                        Return      Return    to Date
-----------------------------------------------------
Institutional Class     19.98%      27.70%     16.75%
-----------------------------------------------------
Investor Class          19.74%      27.39%     16.46%
-----------------------------------------------------


The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Causeway International Value Fund is October 26, 2001.



--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                      5

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005


                                                                                                           VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         (000)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK +
AUSTRALIA -- 2.3%
         Alumina                                                         2,673,586                    $   12,456
         Macquarie Airports Management++                                10,990,102                        27,486
         Macquarie Infrastructure Group++                               11,050,936                        33,790
         Multiplex Group                                                 8,704,412                        20,243
                                                                                                      ------------
                                                                                                          93,975
                                                                                                      ------------
CANADA -- 2.5%
         Celestica*                                                      3,061,903                        34,331
         Manulife Financial                                              1,212,193                        64,673
                                                                                                      -----------
                                                                                                          99,004
                                                                                                      -----------
FRANCE -- 11.7%
         AXA                                                             2,568,474                        70,514
         BNP Paribas                                                       746,780                        56,775
         Carrefour                                                       1,023,051                        47,073
         France Telecom++                                                2,084,585                        59,835
         Sanofi-Aventis++                                                1,073,119                        88,680
         Suez                                                            1,325,010                        38,303
         Total                                                             120,679                        32,942
         Vinci                                                             868,955                        74,837
                                                                                                      -----------
                                                                                                         468,959
                                                                                                      -----------
GERMANY -- 3.2%
         Bayerische Motoren Werke                                          423,552                        19,886
         Depfa Bank                                                      3,143,124                        50,436
         Deutsche Post                                                   2,492,415                        58,300
                                                                                                      -----------
                                                                                                         128,622
                                                                                                      -----------
HONG KONG -- 3.8%
         Henderson Land Development                                     11,749,648                        58,694
         PetroChina                                                    111,942,000                        93,801
                                                                                                      -----------
                                                                                                         152,495
                                                                                                      -----------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6                       CAUSEWAY INTERNATIONAL VALUE FUND

SEPTEMBER 30, 2005


                                                                                                           VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         (000)
------------------------------------------------------------------------------------------------------------------
IRELAND -- 2.2%
         Allied Irish Banks                                              1,550,188                    $   32,981
         CRH                                                             1,963,241                        53,213
                                                                                                      ------------
                                                                                                          86,194
                                                                                                      ------------
JAPAN -- 13.2%
         Acom                                                              691,870                        50,229
         Astellas Pharma                                                 1,627,800                        61,240
         Canon                                                           1,249,100                        67,463
         Honda Motor                                                     1,254,100                        70,937
         Japan Tobacco                                                       1,531                        24,145
         Konica Minolta Holdings                                         4,207,400                        38,256
         Promise                                                         1,079,900                        80,017
         Takeda Pharmaceutical                                             755,900                        45,021
         Takefuji                                                        1,175,810                        91,682
                                                                                                      ------------
                                                                                                         528,990
                                                                                                      ------------
NETHERLANDS -- 8.3%
         ABN AMRO Holding                                                1,932,685                        46,299
         ING Groep                                                       2,348,383                        69,948
         Koninklijke Philips Electronics                                 2,517,927                        66,917
         Reed Elsevier                                                   1,377,890                        19,013
         Royal Dutch Shell, Class A                                      1,157,944                        38,234
         TNT                                                             2,594,787                        64,468
         Unilever                                                          414,316                        29,457
                                                                                                      ------------
                                                                                                         334,336
                                                                                                      ------------
NEW ZEALAND -- 1.4%
         Telecom Corporation of New Zealand                             13,327,692                        55,489
                                                                                                      ------------





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                      7

SEPTEMBER 30, 2005


                                                                                                           VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         (000)
------------------------------------------------------------------------------------------------------------------
NORWAY -- 2.5%
         Frontline                                                       1,128,050                    $   50,126
         Telenor ASA                                                     5,770,201                        51,546
                                                                                                      ------------
                                                                                                         101,672
                                                                                                      ------------
PORTUGAL -- 0.9%
         Portugal Telecom SGPS                                           3,932,962                        35,928
                                                                                                      ------------
SINGAPORE -- 0.9%
         Creative Technology                                               557,997                         4,123
         United Overseas Bank                                            4,005,629                        33,388
                                                                                                      ------------
                                                                                                          37,511
                                                                                                      ------------
SOUTH KOREA -- 5.7%
         KT                                                                801,430                        33,835
         POSCO                                                             146,542                        32,864
         Samsung Electronics                                               202,989                       114,393
         SK Telecom                                                        245,731                        47,691
                                                                                                      ------------
                                                                                                         228,783
                                                                                                      ------------
SPAIN -- 1.7%
         Cintra Concesiones de Infraestructuras                            802,500                        11,025
         Enagas                                                            372,118                         6,687
         Telefonica                                                      3,189,721                        52,220
                                                                                                      ------------
                                                                                                          69,932
                                                                                                      ------------
SWITZERLAND -- 6.3%
         Credit Suisse Group                                             1,404,567                        62,191
         Geberit                                                            44,563                        32,438
         Novartis                                                          966,873                        49,050
         Syngenta                                                          434,520                        45,497
         Zurich Financial Services                                         363,864                        61,998
                                                                                                      ------------
                                                                                                         251,174
                                                                                                      ------------





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND
8

SEPTEMBER 30, 2005


                                                                                                           VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         (000)
------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM -- 28.1%
         Aviva                                                           4,922,583                  $     54,045
         BAA                                                             5,431,493                        59,776
         BAE Systems                                                    13,110,907                        79,430
         Barratt Developments                                            3,099,352                        41,298
         BP                                                              3,466,900                        41,182
         British American Tobacco                                        4,292,698                        90,171
         BT Group                                                        8,755,324                        34,319
         Centrica                                                        9,915,480                        43,020
         Compass Group                                                   8,238,334                        29,968
         Diageo                                                          2,134,719                        30,685
         GlaxoSmithKline                                                 4,339,228                       110,358
         HBOS                                                            2,486,900                        37,436
         Kingfisher                                                     11,573,674                        44,091
         Reed Elsevier                                                   4,710,539                        43,575
         Reuters Group                                                   8,004,894                        52,837
         Royal Bank of Scotland Group                                    2,464,297                        69,932
         Royal Dutch Shell, Class B                                      2,628,217                        90,761
         Tate & Lyle                                                     4,562,700                        36,554
         Unilever                                                        6,260,710                        65,369
         Vodafone Group                                                 26,817,155                        69,764
                                                                                                      ------------
                                                                                                       1,124,571
                                                                                                      ------------
TOTAL COMMON STOCK
         (COST $3,378,675)-- 94.7%                                                                     3,797,635
                                                                                                      ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                      9

SCHEDULE OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2005


                                                                                                           VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         (000)
------------------------------------------------------------------------------------------------------------------
CASH EQUIVALENT
         Bank of New York Cash Reserve Fund                            179,524,432                    $  179,524
                                                                                                      ------------
TOTAL CASH EQUIVALENT
         (COST $179,524)-- 4.5%                                                                          179,524
                                                                                                      ------------
TOTAL INVESTMENTS
         (COST $3,558,199)-- 99.2%                                                                     3,977,159
                                                                                                      ------------
OTHER ASSETS & LIABILITIES, NET-- 0.8%                                                                    32,299
                                                                                                      ------------
NET ASSETS-- 100.0%                                                                                   $4,009,458
                                                                                                      ============

*   Non-income producing security
(1) See Note 2 in the Notes to Financial Statements.
+ Country determined by registration, location of headquarters or primary listing.
++ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. The investment adviser has deemed these securities to be liquid in accordance with the Fund's Restricted Securities Guidelines.


Forward Foreign Currency Contracts -- As of September 30, 2005, the following forward foreign currency contracts were outstanding:

                                                                    Unrealized
 Maturity                     Contracts             In             Appreciation
  Date         Currency      To Deliver        Exchange For       (Depreciation)
--------------------------------------------------------------------------------
Foreign Currency Sales:
10/03/05          EU            442,069       $  532,061              $   617
10/03/05          UK          5,556,678        9,812,538               12,797
10/04/05          EU             56,696           68,141                  (21)
10/04/05          UK            667,641        1,176,684                 (743)
10/05/05          UK          2,102,550        3,706,733               (1,174)
--------------------------------------------------------------------------------
                                                                      $11,476
--------------------------------------------------------------------------------
CURRENCY LEGEND
---------------
EU       Euro
UK       British Pound Sterling



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10                      CAUSEWAY INTERNATIONAL VALUE FUND

SECTOR DIVERSIFICATION
SEPTEMBER 30, 2005

AS OF SEPTEMBER 30, 2005, THE SECTOR DIVERSIFICATION WAS AS FOLLOWS:



CAUSEWAY INTERNATIONAL VALUE FUND                         VALUE (000)                  % OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
COMMON STOCK
Financials                                               $1,052,514                             26.3%
Industrials                                                 632,336                             15.8
Telecommunication Services                                  556,052                             13.9
Healthcare                                                  354,347                              8.8
Consumer Staples                                            334,480                              8.3
Energy                                                      296,919                              7.4
Consumer Discretionary                                      206,180                              5.1
Information Technology                                      185,979                              4.6
Basic Materials                                              90,817                              2.3
Utilities                                                    88,011                              2.2
                                                         ----------                            ------
TOTAL COMMON STOCK                                        3,797,635                             94.7
CASH EQUIVALENT                                             179,524                              4.5
                                                         ----------                            ------
TOTAL INVESTMENTS                                         3,977,159                             99.2
                                                         ----------                            ------
OTHER ASSETS & LIABILITIES, NET                              32,299                              0.8
                                                         ----------                            ------
NET ASSETS                                               $4,009,458                            100.0%
                                                         ==========                            ======



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
11                      CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (000)*

                                                                                                           CAUSEWAY
                                                                                                      INTERNATIONAL
                                                                                                         VALUE FUND
                                                                                                      --------------
                                                                                                            9/30/05
                                                                                                      --------------
ASSETS:
   Investments at Value (Cost $3,558,199)                                                               $ 3,977,159
   Foreign Currency at Market Value (Cost $2,663)                                                             2,663
   Receivable for Fund Shares Sold                                                                           10,848
   Accrued Income                                                                                             9,059
   Receivable for Investment Securities Sold                                                                 15,286
   Unrealized Gain on Foreign Currency Contracts                                                                 13
   Tax Reclaims Receivable                                                                                      771
                                                                                                         ----------
     TOTAL ASSETS                                                                                         4,015,799
                                                                                                         ----------
LIABILITIES:
   Payable for Fund Shares Redeemed                                                                           2,501
   Payable due to Investment Adviser                                                                          2,624
   Payable due to Administrator                                                                                 270
   Payable for Shareholder Servicing Fees                                                                       258
   Payable for Trustees' Fees                                                                                    13
   Unrealized Loss on Foreign Currency Contracts                                                                  2
   Other Expenses                                                                                               673
                                                                                                         ----------
     TOTAL LIABILITIES                                                                                        6,341
                                                                                                         ----------
     NET ASSETS                                                                                          $4,009,458
                                                                                                         ==========
NET ASSETS:
   Paid-in-Capital (unlimited authorization-- no par value)                                              $3,413,197
   Undistributed net investment income                                                                       40,004
   Accumulated net realized gain on investments                                                             137,471
   Net unrealized appreciation on investments                                                               418,960
   Net unrealized depreciation on forward foreign currency contracts, foreign currencies
     and translation of other assets and liabilities denominated in foreign currencies                         (174)
                                                                                                         ----------
     NET ASSETS                                                                                          $4,009,458
                                                                                                         ==========
   NET ASSET VALUE (BASED ON NET ASSETS OF $2,817,467,240 / 165,808,655 SHARES)
     OFFERING AND REDEMPTION PRICE PER SHARE-- INSTITUTIONAL CLASS                                       $    16.99
                                                                                                         ==========
   NET ASSET VALUE (BASED ON NET ASSETS OF $1,191,991,165 / 70,533,655 SHARES)
     OFFERING AND REDEMPTION PRICE PER SHARE-- INVESTOR CLASS                                            $    16.90
                                                                                                         ==========

* Except for share data.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12                      CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS (000)

                                                                                                           CAUSEWAY
                                                                                                      INTERNATIONAL
                                                                                                         VALUE FUND
                                                                                                      --------------
                                                                                                        10/01/04 to
                                                                                                            9/30/05
                                                                                                      --------------
INVESTMENT INCOME:
   Dividend Income (net of foreign taxes withheld of $11,129)                                            $   89,190
   Interest Income                                                                                            1,104
                                                                                                         ----------
   Total Investment Income                                                                                   90,294
                                                                                                         ----------
EXPENSES:
   Investment Advisory Fees                                                                                  23,622
   Administration Fees                                                                                        2,554
   Shareholder Servicing Fees-- Investor Class                                                                2,397
   Custodian Fees                                                                                             1,447
   Registration Fees                                                                                            291
   Transfer Agent Fees                                                                                          275
   Printing Fees                                                                                                240
   Professional Fees                                                                                            180
   Trustees' Fees                                                                                                46
   Other Fees                                                                                                   211
                                                                                                         ----------
   Total expenses                                                                                            31,263
                                                                                                         ----------
   NET INVESTMENT INCOME                                                                                     59,031
                                                                                                         ----------
   NET REALIZED AND UNREALIZED GAIN (L0SS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net Realized Gain from Security Transactions (1)                                                         151,688
   Net Realized Loss from Foreign Currency Transactions                                                      (4,437)
   Net Change in Unrealized Appreciation on Investments                                                     240,883
   Net Change in Unrealized Depreciation on Forward Foreign
     Currency Contracts, Foreign Currency, and Translation of
     Other Assets and Liabilites Denominated in Foreign Currency                                               (200)
                                                                                                         ----------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                        387,934
                                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $  446,965
                                                                                                         ==========

(1) See Note 2 in the Notes to Financial Statements.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     13

STATEMENT OF CHANGES IN NET ASSETS (000)

                                                                                       CAUSEWAY INTERNATIONAL
                                                                                             VALUE FUND
                                                                                    --------------------------------
                                                                                    10/01/04 to         10/01/03 to
                                                                                        9/30/05              9/30/04
                                                                                    -----------         ------------
OPERATIONS:
   Net Investment Income                                                              $  59,031           $  15,780
   Net Realized Gain from Security Transactions                                         151,688              57,966
   Net Realized Loss from Foreign Currency Transactions                                  (4,437)               (386)
   Net Change in Unrealized Appreciation on Investments                                 240,883             122,051
   Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign
     Currency Contracts, Foreign Currency, and Translation of Other Assets
     and Liabilities Denominated in Foreign Currency                                       (200)                 46
                                                                                     ----------          ----------
   Net Increasein Net Assets Resulting from Operations                                  446,965             195,457
                                                                                     ----------          ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income Dividends:
     Institutional Class                                                                (20,602)             (4,064)
     Investor Class                                                                     (13,106)             (4,848)
                                                                                     ----------          ----------
   Total Net Investment Income Dividends                                                (33,708)             (8,912)
                                                                                     ----------          ----------
   Net Capital Gain Distributions:
     Institutional Class                                                                (34,807)             (1,988)
     Investor Class                                                                     (24,626)             (2,658)
                                                                                     ----------          ----------
   Total Net Capital Gain Distributions                                                 (59,433)             (4,646)
                                                                                     ----------          ----------
   Total Dividends and Distribution to Shareholders                                     (93,141)            (13,558)
                                                                                     ----------          ----------
CAPITAL SHARE TRANSACTIONS(1):
   Institutional Class:
   Proceeds from Shares Sold                                                          1,721,137             722,487
   Reinvestment of Dividends                                                             52,305               5,932
   Redemption Fee(2)                                                                        101                  14
   Payments for Shares Redeemed                                                        (178,587)            (40,881)
                                                                                     ----------          ----------
   Increase in Net Assets Derived from Institutional Class Transactions               1,594,956             687,552
                                                                                     ----------          ----------
   Investor Class:
   Proceeds from Shares Sold                                                            725,591             452,549
   Reinvestment of Dividends                                                             36,652               7,301
   Redemption Fee(2)                                                                        146                 171
   Payments for Shares Redeemed                                                        (441,051)           (135,763)
                                                                                     ----------          ----------
   Increase in Net Assets Derived from Investor Class Transactions                      321,338             324,258
                                                                                     ----------          ----------
   Net Increase in Net Assets Derived from Capital Share Transactions                 1,916,294           1,011,810
                                                                                     ----------          ----------
   Total Increase in Net Assets                                                       2,270,118           1,193,709
                                                                                     ----------          ----------
NET ASSETS:
     Beginning of Year                                                                1,739,340             545,631
                                                                                     ----------          ----------
     End of Year                                                                     $4,009,458          $1,739,340
                                                                                     ==========          ==========
     Undistributed Net Investment Income                                             $   40,004          $   19,101
                                                                                     ==========          ==========

(1) See Note 7 in the Notes to Financial Statements.
(2) See Note 2 in the Notes to Financial Statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14                      CAUSEWAY INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS
FOR THE YEARS ENDED SEPTEMBER 30, 2005, 2004 AND 2003 AND THE PERIOD FROM INCEPTION(1) THROUGH SEPTEMBER 30, 2002

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


----------------------------------------------------------------------------------------------------------------------------

                             Net Realized
                                      and
         Net Asset             Unrealized                        Dividends Distributions         Total
            Value,        Net        Gain                 Total   from Net          from     Dividends   Net Asset
         Beginning Investment   (Loss) on Redemption       from Investment       Capital           and  Value, End   Total
         of Period     Income  Securities       Fees Operations     Income         Gains Distributions   of Period Return+
----------------------------------------------------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
INSTITUTIONAL CLASS
 2005++     $14.80      $0.34       $2.56        $--      $2.90    $(0.26)       $(0.45)       $(0.71)      $16.99    19.98%
 2004++      11.86       0.23        2.98         --       3.21     (0.18)        (0.09)        (0.27)       14.80    27.41
 2003++       8.82       0.18        2.98         --       3.16     (0.08)        (0.04)        (0.12)       11.86    36.21
 2002(1)     10.00       0.09       (1.26)        --      (1.17)    (0.01)           --         (0.01)        8.82   (11.72)

INVESTOR CLASS
 2005++     $14.73      $0.29       $2.57        $--      $2.86    $(0.24)       $(0.45)       $(0.69)      $16.90    19.74%
 2004++      11.81       0.18        2.99         --       3.17     (0.16)        (0.09)        (0.25)       14.73    27.16
 2003++       8.80       0.16        2.96         --       3.12     (0.07)        (0.04)        (0.11)       11.81    35.76
 2002(1)     10.00       0.07       (1.26)        --      (1.19)    (0.01)           --         (0.01)        8.80   (11.95)


----------------------------------------------------------

                                          Ratio
                       Ratio of Net      of Net
            Net Assets     Expenses  Investment
                End of   to Average      Income Portfolio
                Period          Net  to Average  Turnover
                 (000)       Assets  Net Assets     Rate+
----------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
INSTITUTIONAL CLASS
 2005++     $2,817,467        0.98%       2.10%    22.43%
 2004++        997,371        1.00        1.61     21.11
 2003++        224,464        1.04        1.74     32.32
 2002(1)        70,883        1.03        1.70     46.76

INVESTOR CLASS
 2005++     $1,191,991        1.21%       1.81%    22.43%
 2004++        741,969        1.23        1.31     21.11
 2003++        321,167        1.27        1.55     32.32
 2002(1)       129,468        1.27        1.44     46.76

 (1) Commenced operations on October 26, 2001. All ratios for the period have been annualized.
   + Returns and portfolio turnover are for the period indicated and have not been annualized.
  ++ Per share amounts calculated using average shares method.
Amounts designated as "--" are $0 or are rounded to $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     15

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION

Causeway International Value Fund (the "Fund") is a series of Causeway Capital Management Trust (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 26, 2001. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

Effective February 28, 2005, the Fund closed to most new investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the last reported bid price. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value pricing procedures approved by the Fund's Board of Trustees (the "Board"). The Fund's fair value pricing procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.


--------------------------------------------------------------------------------
16                      CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)






The Fund uses a third party vendor to fair value non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides a fair value for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security. As of September 30, 2005, there were no securities valued at fair value.

Cash and Cash Equivalents -- Investments in Bank of New York Cash Reserve Fund are valued daily at the cost of the deposit account.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date the security is purchased or sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities are converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward foreign currency contracts to settle transactions or as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.

EXPENSES - Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends, from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

REDEMPTION FEE - The Fund imposes a redemption fee of 2% on the original value of capital shares redeemed by shareholders less than 90 days after purchase. The redemption fee does not apply to shares purchased through reinvested distributions, shares redeemed through designated systematic withdrawal plans, or omnibus account arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund.



--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     17

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)





However, these intermediaries may agree to impose a redemption fee on their customers if feasible or to impose other appropriate restrictions on excessive short-term trading.

Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the statement of operations. For the fiscal year ended September 30, 2005, the Fund received commission recapture payments of $475,940.

3. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICE AND DISTRIBUTION AGREEMENTS

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Causeway Capital Management LLC (the "Adviser"). Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund's average daily net assets. The Adviser contractually agreed to waive its fee for the fiscal year ended September 30, 2005 and, to the extent necessary, reimburse the Fund to keep total annual operating expenses from exceeding 1.05% and 1.30% of the Institutional Class and Investor Class average daily net assets, respectively. No waivers or reimbursements were required under the contract for the year ended September 30, 2005.

The Trust and SEI Investments Global Funds Services (the "Administrator") have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Fund as follows: 0.15% up to $250 million; 0.125% from $250 million to $500 million; 0.10% from $500 million to $1 billion; and 0.07% in excess of $1 billion. The Fund is subject to a minimum annual fee of $165,000 for all classes in existence on the agreement date and $80,000 for any portfolio created thereafter. In addition, the minimum annual fee will be increased $20,000 for each new class added after the agreement date.

The Fund has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Fund to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the fiscal year ended September 30, 2005, the Investor Class paid 0.23% of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the "Distributor") have entered into a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

Certain Trustees and officers of the Fund are also officers of the Administrator and/or Distributor or are members and officers of the Investment Adviser. These persons receive no fees for serving as Trustees or officers of the Fund.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the year ended September 30, 2005, for the Fund were as follows:

                 INVESTMENT SECURITIES
                 ---------------------
           Purchases                 Sales
             (000)                   (000)
          ---------------------------------
          $2,363,239               $630,892
          ---------------------------------


--------------------------------------------------------------------------------
18                      CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)




5. RISKS OF FOREIGN INVESTING

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in different foreign countries.

6. FEDERAL TAX INFORMATION

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. As of September 30, 2005, the primary book/tax differences relate to the current taxation of unrealized gains on non-U.S. securities determined to be passive foreign investment companies ("PFICs") and the effect of wash sales. In addition, the Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences, which are primarily due to realized losses on foreign currency, were reclassified to/from the following accounts (000) as of September 30, 2005:

           Undistributed        Accumulated
          Net Investment       Net Realized
              Income               Gain
--------------------------------------------------------
             $(4,420)             $4,420
--------------------------------------------------------


The tax character of dividends and distributions declared during the fiscal years ended September 30, 2005 and September 30, 2004, were as follows (000):

                     Ordinary    Long-Term
                      Income   Capital Gain    Total
------------------------------------------------------
   2005              $52,035     $41,106     $93,141
   2004               10,677       2,881      13,558
------------------------------------------------------


--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     19

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)






As of September 30, 2005, the components of distributable income on a tax basis were as follows (000):

Undistributed Undistributed              Post October   Other         Total
  Ordinary      Long-Term    Unrealized    Currency   Temporary   Distributable
   Income     Capital Gain  Appreciation    Losses    Differences     Income
------------------------------------------------------------------------------
  $133,619       $91,932      $375,011     $(4,289)      $(12)       $596,261
------------------------------------------------------------------------------

Post-October currency losses represent losses realized on currency transactions from November 1, 2004 through September 30, 2005 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

At September 30, 2005, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):

                                              Net
   Federal    Appreciated   Depreciated   Unrealized
  Tax Cost    Securities    Securities   Appreciation
------------------------------------------------------
 $3,601,974    $476,789     $(101,604)     $375,185
------------------------------------------------------

7. CAPITAL SHARES ISSUED AND REDEEMED (000)

                                       2005          2004
                                    ---------     ---------
   INSTITUTIONAL CLASS:
   Shares Sold                       106,120        50,853
   Shares Issued in Reinvestment
     of Dividends                      3,317           462
   Shares Redeemed                   (10,998)       (2,878)
                                    --------       -------
   Increase in Shares Outstanding
     Derived from Institutional
     Class Transactions               98,439        48,437
                                    --------       -------
   INVESTOR CLASS:
   Shares Sold                        45,180        32,234
   Shares Issued in Reinvestment
     of Dividends                      2,333           570
   Shares Redeemed                   (27,340)       (9,635)
                                    --------       -------
   Increase in Shares Outstanding
     Derived from Investor
     Class Transactions               20,173        23,169
                                    --------       -------
   Increase in Shares
     Outstanding from Capital
     Share Transactions              118,612        71,606
                                    ========       =======



--------------------------------------------------------------------------------
20                      CAUSEWAY INTERNATIONAL VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees and Shareholders of Causeway International Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Causeway International Value Fund (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Los Angeles, California
November 8, 2005


--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     21

NOTICE TO SHAREHOLDERS (Unaudited)

The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2006. Please consult your tax adviser for proper treatment of this information.

For the fiscal period ended September 30, 2005, the Fund is designating the following items with regard to distributions paid during the year:

      (A)              (B)             (C)             (D)              (E)                (F)            (G)

   Long Term        Ordinary                                       Dividends (1)       Qualifying
 Capital Gains       Income        Tax Exempt         Total        for Corporate     Dividend Income    Foreign
 Distributions    Distributions   Distributions   Distributions Dividends Received    (15% Tax Rate       Tax
  (Tax Basis)      (Tax Basis)     (Tax Basis)     (Tax Basis)       Deduction          for QDI)        Credit
 -------------    -------------   -------------   ------------- ------------------   ---------------   ---------
    40.98%           59.02%           0.00%          100.00%           0.00%             54.18%         12.11%

Foreign taxes accrued during the fiscal year ended September 30, 2005, amounted to $7,167,965 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 - Dividend for the year ending December 31, 2005. In addition, for the year ended September 30, 2005, gross income derived from sources within foreign countries amounted to $72,554,473 for the Fund.


(1) Qualifying Dividends represent dividends which qualify for the corporate dividends received deduction.
Items (A), (B), (C) and (D)are based on a percentage of the Fund's total distribution.
Item (E) is based on a percentage of ordinary income distributions of the Fund. Item (F) represents the amount of "Qualifying Dividend Income" as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the Fund's intention to designate the maximum amount permitted by the law.
Item (G) is based on a percentage of ordinary income distributions of the Fund.


--------------------------------------------------------------------------------
22                      CAUSEWAY INTERNATIONAL VALUE FUND

TRUSTEE AND OFFICER INFORMATION (Unaudited)
Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-947-7000.

-----------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                              NUMBER OF
                                      OFFICE                                              PORTFOLIOS
                                        AND                PRINCIPAL                       IN TRUST          OTHER
     NAME           POSITION(S)      LENGTH OF           OCCUPATION(S)                      COMPLEX       DIRECTORSHIPS
   ADDRESS,        HELD WITH THE       TIME               DURING PAST                     OVERSEEN BY        HELD BY
     AGE1             COMPANY         SERVED2             FIVE YEARS                    BOARD MEMBER3     BOARD MEMBER4
-----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS
------------------
Peter Graham Allen  Trustee         Since 2/04       President, Haven Partners (private        1          None
Age: 47                                              equity and financial advisory firm)
                                                     (1998 - present); Chairman and
                                                     Chief Executive Officer,
                                                     ForMyCause.com (internet company)
                                                     (2000); Managing Director, Credit
                                                     Suisse First Boston (investment
                                                     banking firm) (1999).


John A. G. Gavin    Trustee         Since 9/01       Senior Counselor, Hicks, Muse, Tate &     1          Director/Trustee
Age: 74                                              Furst (Latin America) (private equity                TCW Galileo
                                                     investment firm) (2001-present);                     Funds, Inc.,
                                                     Partner and Managing Director, Hicks,                TCW Convertible
                                                     Muse, Tate  & Furst (Latin America)                  Securities Fund,
                                                     (1994 - 2001); Chairman, Gamma Holdings              Inc., Hotchkis
                                                     (international consulting and investment             and Wiley Funds
                                                     holding company) (since 1968);                       and Claxson, S.A.
                                                     U.S. Ambassador to Mexico (1981 - 1986).


Eric H. Sussman     Trustee         Since 9/01       Tenured Lecturer, Anderson                1          Trustee, Presidio
Age: 39                                              Graduate School of Management,                       Funds
                                                     University of California, Los
                                                     Angeles (since 1995); President,
                                                     Amber Capital, Inc. (real estate
                                                     investment and financial planning
                                                     firm) (since 1993).


--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     23

TRUSTEE AND OFFICER INFORMATION (Unaudited)
(CONTINUED)


-----------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                                NUMBER OF
                                      OFFICE                                                PORTFOLIOS
                                        AND                PRINCIPAL                         IN TRUST          OTHER
     NAME           POSITION(S)      LENGTH OF           OCCUPATION(S)                        COMPLEX       DIRECTORSHIPS
   ADDRESS,        HELD WITH THE       TIME               DURING PAST                        OVERSEEN BY        HELD BY
     AGE1             COMPANY         SERVED2             FIVE YEARS                        BOARD MEMBER3     BOARD MEMBER4
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------
Turner Swan         President and   Since 8/01       General Counsel and Member of the             N/A            N/A
11111 Santa         Secretary                        Adviser (since 2001); Attorney, Hotchkis
Monica Blvd.,                                        and Wiley division of Merrill Lynch
Suite 1550,                                          Investment Managers (1997 - 2001).
Los Angeles, CA
90025
Age: 43

Gracie V. Fermelia  Chief           CCO (since       Chief Compliance Officer of the Adviser       N/A            N/A
11111 Santa         Compliance     7/05); Asst.      (since July 2005); Chief Operating Officer
Monica Blvd.,       Officer and    Sect. (since      and Member of the Adviser (since 2001);
Suite 1550,         Assistant          8/01)         Business Manager, International
Los Angeles, CA     Secretary                        Department, Hotchkis and Wiley
90025                                                division of Merrill Lynch Investment
Age: 44                                              Managers (1998 - 2001).

Michael Lawson      Treasurer       Since 7/05       Director of the Administrator's Fund          N/A            N/A
One Freedom                                          Accounting department (since July 2005);
Valley Drive                                         Manager in the Administrator's Fund
Oaks, PA 19456                                       Accounting department (November 1998
Age: 45                                              to July 2005).

Timothy D. Barto    Vice President  Since 9/01       Vice President and Assistant                  N/A            N/A
One Freedom         and Assistant                    Secretary of the Administrator (since
Valley Drive        Secretary                        December 1999); Associate, Dechert,
Oaks, PA 19456                                       Price & Rhoads (1997 - 1999).
Age: 37



--------------------------------------------------------------------------------
24                      CAUSEWAY INTERNATIONAL VALUE FUND

TRUSTEE AND OFFICER INFORMATION (Unaudited)
(CONCLUDED)


-----------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                              NUMBER OF
                                      OFFICE                                              PORTFOLIOS
                                        AND                PRINCIPAL                       IN TRUST          OTHER
     NAME           POSITION(S)      LENGTH OF           OCCUPATION(S)                      COMPLEX       DIRECTORSHIPS
   ADDRESS,        HELD WITH THE       TIME               DURING PAST                     OVERSEEN BY        HELD BY
     AGE1             COMPANY         SERVED2              FIVE YEARS                    BOARD MEMBER3    BOARD MEMBER4
-----------------------------------------------------------------------------------------------------------------------------
James Ndiaye        Vice President  Since 10/04      Vice President and Assistant              N/A              N/A
One Freedom         and Assistant                    Secretary of the Administrator
Valley Drive        Secretary                        (since October 2004); General Counsel,
Oaks, PA  19456                                      Citco Mutual Fund Services (2003-2004);
Age: 37                                              Vice President and Associate Counsel,
                                                     OppenheimerFunds (2001-2003); Vice
                                                     President and Assistant Counsel,
                                                     OppenheimerFunds (1997-2001).

Philip Masterson    Vice President  Since 10/04      Vice President and Assistant              N/A              N/A
One Freedom         and Assistant                    Secretary of the Administrator
Valley Drive        Secretary                        (since October 2004); Vice President,
Oaks, PA  19456                                      Deutsche Asset Management
Age: 41                                              (2003-2004); Associate, Morgan,
                                                     Lewis & Bockius LLP (2000-2003);
                                                     Assistant Vice President, ING Variable
                                                     Annuities Group (1999-2000).

Michael Pang        Vice President  Since 7/05       Attorney of the Administrator (since      N/A              N/A
One Freedom         and Assistant                    2005); Counsel, Caledonian Bank & Trust
Valley Drive        Secretary                        Mutual Fund Group (2004). Counsel,
Oaks, PA  19456                                      Permal Asset Management (2001-2004).
Age: 33                                              Associate, Schulte, Roth & Zebels
                                                     Investment Management (2000-2001).

Sofia Rosala        Vice President  Since 7/05       Corporate Counsel of the Administrator    N/A              N/A
One Freedom         and Assistant                    (since 2004); Compliance Officer, SEI
Valley Drive        Secretary                        Investments Company (2001-2004);
Oaks, PA  19456                                      Account and Product Consultant, SEI
Age: 31                                              Private Trust Company (1998-2001).


--------------------
1 Each Trustee may be contacted by writing to the Trustee c/o Causeway Capital
  Management Trust, One Freedom Valley Drive, Oaks, PA 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's Bylaws.

3 The "Trust Complex" consists of all registered investment companies for which Causeway Capital Management LLC serves as investment adviser. As of September 30, 2005, the Trust Complex consisted of one investment company.

4 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.



--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     25

DISCLOSURE OF FUND EXPENSES (Unaudited)


All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.



--------------------------------------------------------------------------------
26                      CAUSEWAY INTERNATIONAL VALUE FUND

DISCLOSURE OF FUND EXPENSES
(CONCLUDED)



                                      BEGINNING              ENDING                                     EXPENSES
                                        ACCOUNT              ACCOUNT             ANNUALIZED               PAID
                                         VALUE                VALUE                EXPENSE               DURING
                                        4/1/05               9/30/05               RATIOS                PERIOD*
-------------------------------------------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
-------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class                   $1,000.00               $1,045.50              1.00%                 $5.13

HYPOTHETICAL 5% RETURN
Institutional Class                   $1,000.00               $1,020.05              1.00%                 $5.06
-------------------------------------------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
-------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investor Class                        $1,000.00               $1,044.50              1.22%                 $6.25

HYPOTHETICAL 5% RETURN
Investor Class                        $1,000.00               $1,018.95              1.22%                 $6.17
-------------------------------------------------------------------------------------------------------------------

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).


--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     27

STATEMENT REGARDING BASIS FOR APPROVAL OF
INVESTMENT ADVISORY CONTRACT (Unaudited)


Under Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board is required to approve continuance of the Advisory Agreement between the Trust and the Adviser annually. The Advisory Agreement must be approved by a majority of the Trustees and by a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "independent Trustees").

INFORMATION RECEIVED. At each regular quarterly meeting, the Board reviews performance information concerning the Fund and the services provided by the Adviser. At least annually, the Board is provided with additional quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreement. The Board met on July 27, 2005, to consider whether to approve the continuance of the Advisory Agreement for an additional one-year period. For the July 27, 2005 meeting, the Trustees received and reviewed extensive materials prepared by the Adviser relating to the Advisory Agreement. These materials responded to a list of requested information prepared by legal counsel to the independent Trustees.

FACTORS CONSIDERED. The Trustees in reviewing the Advisory Agreement considered a number of factors including (1) the nature, extent and quality of the services to be provided by the Adviser, (2) the investment performance of the Fund and the Adviser, (3) comparisons of the services to be rendered and the amounts to be paid under the contract with those of other funds and those of the Adviser under other investment advisory contracts with other registered investment companies and other types of clients, (4) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their relationship with the Fund, (5) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, and (6) any other benefits derived by the Adviser from the relationship with the Fund.

First, regarding the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered, among other things, the Adviser's personnel, experience, track record and compliance program. The Trustees considered the qualifications, backgrounds and responsibilities of the Adviser's personnel, as well as the level of attention given to the Fund by the Adviser's investment personnel. The Trustees also reviewed the Adviser's investment philosophy and processes and considered the scope of the Adviser's services. The Trustees concluded that the nature, extent and quality of the Adviser's services were excellent.

Second, regarding the investment performance of the Fund and the Adviser, the Trustees noted the Fund's Institutional and Investor share classes' track records for the three years ended June 30, 2005 ranked 14th and 16th, respectively, out of the 226 funds in the Lipper International Multi-Cap Core category. The Trustees also noted that



--------------------------------------------------------------------------------
28                      CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT REGARDING BASIS FOR APPROVAL OF
INVESTMENT ADVISORY CONTRACT (Unaudited)
(CONTINUED)

the Fund's Institutional and Investor share classes' three year returns of 15.3% and 15.1%, respectively, outperformed the EAFE Index return of 12.5%. The Trustees recognized that the Fund's one year performance for its share classes was 106th and 115th of the 273 funds in the Lipper category, but also noted that the Fund's performance was 7th out of a peer group of 17 comparable funds used by the Board to track performance during the year, was in line with the MSCI EAFE(R) Index and was between 1.6% (Institutional shares) and 1.3% (Investor shares) ahead of the average of the funds in the Lipper category. They concluded that the performance of the Fund over the past one, two and three years and since its inception was very good compared to the performance of comparable funds and the EAFE Index.

Third, the Trustees received information comparing the services to be rendered and the amounts to be paid under the Advisory Agreement with those of other funds and those of the Adviser under other investment advisory contracts with other registered investment companies and other types of clients. The Trustees reviewed the broad range of investment management, administrative, marketing and shareholder services the Adviser provides to the Fund. They noted that, while the Adviser applies a similar investment strategy in managing the Fund's portfolio compared to other accounts, the Fund's cash flows require far more program trades and foreign exchange transactions than other accounts. The Trustees further noted that the Adviser provides many administrative services to the Fund that are not required by its other accounts, including services related to the Fund's disclosure documents; financial statements; 1940 Act compliance policies and procedures; brokerage and commission recapture; preparation of Board and committee materials and meetings; annual Board reports and certifications; fair valuation of portfolio securities; regulatory examinations and legal and compliance matters; oversight of Fund service providers; negotiation of Fund intermediary agreements and payments from bona fide profits to Fund intermediaries for shareholder recordkeeping services; and proxy voting. The Trustees concluded that the Adviser provides significantly more services to the Fund than it provides to other subadvisory and separate accounts.

The Trustees considered that the Fund's management fee for those services was in the middle range of advisory fees charged by funds in the Lipper category, and its expense ratios were below (Institutional shares) or just above (Investor shares) the lowest 20% of funds in the category. They also considered that management fees charged by the 17 funds in the Fund's peer group ranged from 1.50% to 0.50%, compared to the Fund's fee of 0.80%. The Trustees also acknowledged that there is high demand for the Fund among investors and that the Adviser had taken steps on its own initiative to close access to certain investors to control the growth of the Fund.



--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     29

STATEMENT REGARDING BASIS FOR APPROVAL OF
INVESTMENT ADVISORY CONTRACT (Unaudited) (CONTINUED)



The Trustees concluded that the Fund's expense ratio and advisory fee were reasonable and appropriate under the facts and circumstances.

Fourth, the Trustees gave attention to the costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. The Trustees discussed the Adviser's allocation of shared costs based on net assets and the reasonableness of that methodology. The Trustees observed the Adviser's estimated after tax profit margin and noted that court cases cited by counsel to the independent Trustees had approved comparable and higher after-tax profit margins. After consideration of, among other things, the Adviser's cost of services, including compensation to the Adviser's personnel, indirect costs and overhead in connection with its services to the Fund, the Trustees determined that the cost allocation methodology and the profitability of the Fund to the Adviser were reasonable.

Fifth, regarding economies of scale, the Trustees recognized that the Fund has experienced economies of scale through growth because certain operating expenses are fixed, contain breakpoints or otherwise do not increase in line with asset growth, including transfer agency, audit, legal, registration, Trustee, printing, pricing, insurance and other expenses. They noted that the Fund's expense ratios of 0.97% (Institutional shares) and 1.20% (Investor shares) for the year ended June 30, 2005, were lower than its expense ratios of 1.02% (Institutional shares) and 1.26% (Investor shares) for the year ended June 30, 2004.

The Trustees noted that the Fund represented over 26% of the Adviser's total assets under management, and that the Adviser's costs of servicing the Fund had increased. They considered that the Adviser had hired significant staff since the last advisory contract renewal, including two research analysts, a Chief Compliance Officer, an assistant attorney, an Information Technology engineer and three support staff. They recognized that the Adviser plans further investments in research and compliance staff and technology, and that, since the Fund is closed to most new investors, more of the Adviser's time is spent on fund shareholder services than would otherwise be the case, and that the realization of further economies of scale is not as important relative to other factors, such as continued performance and services.

The Trustees discussed adding possible breakpoints in the Fund's advisory fee, and inquired whether it would be appropriate at some level of assets to do so, although the break level might not be reached as a result of the recent closing of the Fund. They noted that less than half of the 17 funds in the Fund's peer group had management fee breakpoints. They considered the Adviser's position that the fee was reasonable and competitive at this time. The Trustees concluded that they will monitor closely the appropriateness of breakpoints and requested that the Adviser continue to provide economies of scale analyses at its contract renewal meetings.



--------------------------------------------------------------------------------
30                      CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT REGARDING BASIS FOR APPROVAL OF
INVESTMENT ADVISORY CONTRACT  (Unaudited)
(CONCLUDED)

Sixth, regarding so called "fall out" benefits derived by the Adviser from its relationship with the Fund, the Trustees observed that the Adviser does not earn common fall out benefits such as affiliated custody fees, affiliated transfer agency fees, affiliated brokerage commissions, profits from Rule 12b-1 fees or "contingent deferred sales commissions" or "float" benefits on short-term cash. They concluded that the primary "fall out" benefit received by the Adviser was research services provided by brokers used by the Fund and that this benefit was reasonable in relation to the value of the services that the Adviser provides to the Fund.

APPROVAL. In its deliberations, the Trustees did not identify any particular information or factor that was determinative or controlling, and the foregoing summary does not detail all the matters considered. Based upon their review, the Trustees, including all of the independent Trustees, found that the compensation under the Advisory Agreement was reasonable and its renewal was in the best interests of the Fund and Trust and its shareholders, and approved the renewal of the Advisory Agreement for twelve months beginning September 20, 2005.





--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     31

--------------------------------------------------------------------------------







INVESTMENT ADVISER:

Causeway Capital Management LLC
11111 Santa Monica Boulevard
Suite 1550
Los Angeles, CA90025

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom ValleyDrive
Oaks, PA 19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online
at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
                                                                 CCM-AR-001-0400
--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Eric Sussman. Mr. Sussman is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Aggregate fees billed to the registrant for professional services rendered by the registrant's principal accountant for the fiscal years ended September 30, 2004 and 2005 were as follows:

          -------------------------------------------------------
                                   2005              2004
          ----- ------------- --------------- -------------------
           (a)     Audit          $39,000            $39,100
                   Fees(1)

          ----- ------------- --------------- -------------------
           (b)     Audit-         None               None
                   Related
                   Fees
          ----- ------------- --------------- -------------------
           (c)     Tax            $7,350             $7,000
                   Fees(2)

          ----- ------------- --------------- -------------------
           (d)     All            None               None
                   Other
                   Fees
          ----- ------------- --------------- -------------------

Notes:
     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
     (2) Tax fees include amounts related to tax return reviews.

(e)(1) The registrant's audit committee has adopted a charter that requires it to pre-approve the engagement of auditors to (i) audit the registrant's financial statements, (ii) provide other audit or non-audit services to the registrant, or (iii) provide non-audit services to the registrant's investment adviser if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in (b) - (d) of this Item above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


(f)      Not applicable.

(g) For the fiscal years ended September 30, 2004 and September 30, 2005, the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant and the registrant's investment adviser were $78,827 and $43,873, respectively.

(h) The audit committee considered whether the provision of non-audit services rendered to the registrant's investment adviser by the registrant's principal accountant that were not pre-approved were compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Causeway Capital Management Trust


By (Signature and Title)*                   /s/ Turner Swan
                                            ----------------------
                                            Turner Swan, President

Date: December 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Turner Swan
                                            ----------------------
                                            Turner Swan, President

Date: December 8, 2005


By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------
                                            Michael Lawson, Treasurer


Date: December 8, 2005


* Print the name and title of each signing officer under his or her signature.